Significant Accounting Judgments, Estimates and Assumptions	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Significant Accounting Judgments Estimates And Assumptions
Significant Accounting Judgments, Estimates and Assumptions
4.	Significant Accounting Judgments, Estimates and Assumptions

The preparation of the Company’s consolidated financial statements in conformity GAAP requires management to make judgments, estimates and assumptions that affect the reported amounts of assets, liabilities and contingent liabilities at the date of the consolidated financial statements and reported amounts of income and expenses during the reporting period. Estimates and assumptions are continuously evaluated and are based on management’s experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. However, actual outcomes can differ from these estimates.

Significant judgement, estimates and assumptions that affect reported amounts of assets and liabilities are outlined below:

●	The Company has determined that intangible asset costs incurred which were capitalized have future economic benefits and will be economically recoverable. Management uses several criteria in its assessments of economic recoverability and probability of future economic benefits including anticipated cash flows and estimated economic life. The amortization expense related to intangible assets is determined using estimates relating to the useful life of the intangible asset.
●	The functional currency for the Company and its subsidiaries is the currency of the primary economic environment in which the entity operates. Determination of the functional currency involves certain judgments to determine the primary economic environment and the Company reconsider the functional currency of its entities if there is a change in events and conditions which determined the primary economic environment. The Company has determined that its functional currency is the United States dollar.
●	The evaluation of the fair value of financial instruments, including the Company’s warrants and options to purchase common shares requires judgement in selecting the appropriate methodologies and models, and evaluating the ranges of assumptions and financial inputs to calculate estimates of fair value.
●	These consolidated financial statements have been prepared on a basis which assumes the Company will continue to operate for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of operations. In assessing whether this assumption is appropriate, management takes into account all available information about the future, which is at least, but not limited to, 12 months from the end of the reporting period. This assessment is based upon planned actions that may or may not occur for a number of reasons including the Company’s own resources and external market conditions.

International Battery Metals Ltd.

Notes to the Condensed Consolidated Financial Statements

For the Three and Six Months Ended September 30, 2025 and 2024

4.	Significant Accounting Judgments, Estimates and Assumptions

The preparation of the Company’s consolidated financial statements in conformity GAAP requires management to make judgments, estimates and assumptions that affect the reported amounts of assets, liabilities and contingent liabilities at the date of the consolidated financial statements and reported amounts of income and expenses during the reporting period. Estimates and assumptions are continuously evaluated and are based on management’s experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. However, actual outcomes can differ from these estimates.

Judgement, estimates and assumptions where there is significant risk of material adjustments to assets and liabilities in future accounting periods are outlined below:

●	The Company has determined that intangible asset costs incurred which were capitalized have future economic benefits and will be economically recoverable. Management uses several criteria in its assessments of economic recoverability and probability of future economic benefits including anticipated cash flows and estimated economic life. The amortization expense related to intangible assets is determined using estimates relating to the useful life of the intangible asset.
●	The functional currency for the Company and its subsidiaries is the currency of the primary economic environment in which the entity operates. Determination of the functional currency involves certain judgments to determine the primary economic environment and the Company reconsiders the functional currency of its entities if there is a change in events and conditions which determined the primary economic environment. The Company has determined that its functional currency is the United States dollar.
●	The evaluation of the fair value of financial instruments, including the Company’s warrants and options to purchase common shares requires judgement in selecting the appropriate methodologies and models, and evaluating the ranges of assumptions and financial inputs to calculate estimates of fair value.
●	These consolidated financial statements have been prepared on a basis which assumes the Company will continue to operate for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of operations. In assessing whether this assumption is appropriate, management takes into account all available information about the future, which is at least, but not limited to, 12 months from the end of the reporting period. This assessment is based upon planned actions that may or may not occur for a number of reasons including the Company’s own resources and external market conditions.

International Battery Metals Ltd.

Notes to the Consolidated Financial Statements

For the Years Ended March 31, 2025 and 2024